Note 25 - Share-based Payments (Details Textual)		12 Months Ended
		Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018
Statement Line Items [Line Items]
Option life, share options granted	[1]	0	5	5
Weighted average remaining contractual life of outstanding share options (Year)		6 years 8 months 12 days	6 years 5 months 4 days	6 years 3 months 29 days
Number of share options outstanding in share-based payment arrangement at end of period		113,760,000	127,265,000	141,736,000	141,328,000
Number of share options vested in share-based payment arrangement		59,250,000	36,459,000	46,640,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in BRL per share) | R$ / shares		R$ 17.87	R$ 15.23	R$ 18.68
Expense from share-based payment transactions with employees		R$ 391,500,000	R$ 223,100,000	R$ 219,200,000
Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		15.95	11.97	0.001
Top of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		R$ 45.97	R$ 43.95	R$ 34.37
Grant one [member]
Statement Line Items [Line Items]
Profit allocation, share-based payments, allocation option one		30.00%
Profit allocation, share-based payments, allocation option two		40.00%
Profit allocation, share-based payments, allocation option three		60.00%
Profit allocation, share-based payments, allocation option four		100.00%
Option life, share options granted		5
Grant two [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Grant three [member]
Statement Line Items [Line Items]
Profit allocation, share-based payments, allocation option one		20.00%
Profit allocation, share-based payments, allocation option two		30.00%
Profit allocation, share-based payments, allocation option three		50.00%
Profit allocation, share-based payments, allocation option four		100.00%
Option life, share options granted		5
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement		110,000	153,000	208,000
Fair value of other equity instruments granted in share-based payment arrangement		R$ 1,700,000	R$ 2,400,000	R$ 3,800,000
Share-based payment arrangement, other equity instruments, grace period (Year)		5 years
Number of other equity instruments granted in share-based payment arrangement		4,964,000	1,901,000	4,167,000
Restricted shares under the share-based plan [Member]
Statement Line Items [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement		R$ 325,700	R$ 315,400,000	R$ 211,700,000
Number of other equity instruments granted in share-based payment arrangement		20,629,000	21,066,000	11,838,000
Restricted shares under the share-based plan [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Share-based payment arrangement, other equity instruments, grace period (Year)		3 years
Restricted shares under the share-based plan [Member] | Top of range [member]
Statement Line Items [Line Items]
Share-based payment arrangement, other equity instruments, grace period (Year)		5 years

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.